Goodwill and Intangible Assets, net (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill
All goodwill is allocated to the Foundry reporting unit and segment identified in Note 11. Changes in the carrying amount of goodwill consisted of the following (in thousands):

Balance as of December 31, 2021	$21,312
Goodwill acquired in FGen acquisition	11,001
Impact of foreign currency translation	(1,389)
Measurement period adjustment (1)	49

Balance as of June 30, 2022	$30,973

(1)	Reflects the final determination of net-working capital adjustments as of the acquisition date related to the Dutch DNA acquisition.
Goodwill consisted of the following (in thousands):

	As of December 31,
	2021	2020
Beginning balance	$1,857	$1,857
Goodwill acquired in Dutch DNA acquisition	15,177	—
Measurement period adjustment (see Note 4)	5,000	—
Currency translation	(722)	—

Ending balance	$21,312	$1,857

Schedule of Intangible Assets
Intangible assets, net consisted of the following (in thousands):

	Weighted Average Amortization Period	Gross Carrying Amount (1)	Accumulated Amortization (1)	Net
Balances as of June 30, 2022
Acquired technology	13.9	$43,806	$(4,626)	$39,180
Balances as of December 31, 2021
Acquired technology	13.3	$25,038	$(3,396)	$21,642

(1)	Gross carrying amount and accumulated amortization include the impact of cumulative foreign currency translation adjustments.

Intangible assets, net consisted of the following (in
thousands):

	Weighted Average Amortization Period	Gross Carrying Value	Accumulated Amortization	Net (1)
Balances as of December 31, 2021
Acquired technology	13.3	$25,038	$(3,396)	$21,642
Balances as of December 31, 2020
Acquired technology	6.0	$5,490	$(2,196)	$3,294